Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 10 - Commitments and Contingencies

A.	Commitments and Contingencies:

The Company and its Israeli subsidiary, EasyPark, have entered into several research and development agreements, pursuant to which the Company and EasyPark are obligated to pay royalties to the Government of Israel at a rate of 3.5% of its sales up to the amounts granted (linked to the U.S. dollar with annual interest at LIBOR as of the date of approval, for programs approved from January 1, 1999 and thereafter).  The total amount of grants received until December 31, 2011, net of royalties paid, was approximately $4,300 (including accrued interest).

Royalties paid or accrued amounted to $412, $250 and $512 for the years ended December 31, 2009, 2010 and 2011, respectively, and were charged to cost of revenues.

The Company entered into a long term supply agreement with SMARTRAC under which SMARTRAC became the Company's exclusive supplier for wire-embedded and dual interface inlays, according to its needs, and its supplier for other products at defined terms and prices.  See also note 13.

B.	Leases

The Group operates from leased facilities in the United States, Israel, Poland, South Africa, China and France, leased for periods expiring in years 2012 through 2016.

Minimum future rentals of premises under non-cancelable operating lease agreements at rates in effect as of December 31, 2011 are as follows:

2012	$480
2013	436
2014	299
2015	245
2016	176

$1,636

Rent expense amounted to $1,197, $1,143 and $625 for the years ended December 31, 2009, 2010 and 2011, respectively.

C.	Liens

Leasehold land and a vehicle are pledged in favor of a bank in relation to both long-term and short-term borrowings.

The Company and certain subsidiaries have recorded floating charges on all of its tangible assets in favor of banks.

The Company's manufacturing facilities have been pledged as security in respect of a loan received from a bank.

D.	Guarantees

As of December 31, 2011, the Company granted guarantees to third parties including performance guarantees and guarantees to secure customers advances in the sum of $7,719.
The expiration dates of the guarantees range from January 2012 to July 2013.